Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Goodwill and Other Intangible Assets [Abstract]
Reversal of deferred tax asset valuation allowance as a reduction to goodwill			$ 1,385
Goodwill [Abstract]
Goodwill	284,113	283,706
Accumulated adjustments	(6,462)	(6,462)
Goodwill, net	277,651	277,244		277,651
Goodwill acquired	407
Other intangible assets [Abstract]
Other intangible assets, gross	33,745	32,383
Accumulated amortization	(17,667)	(14,407)
Other intangible assets, net	16,078	17,976
Other intangible assets aggregate amortization expense [Abstract]
Aggregate amortization expense	3,260	2,423	2,220
Other intangible assets amortization expense for the five succeeding fiscal years [Abstract]
2012	2,834
2013	2,676
2014	2,341
2015	2,180
2016	1,690
Customer Lists [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	26,523	25,761
Accumulated amortization	(15,036)	(12,671)
Noncompete Agreements [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	3,756	3,156
Accumulated amortization	(760)	(107)
Tradenames [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	1,499	1,499
Accumulated amortization	(1,162)	(1,012)
Other Intangible Assets [Member]
Other intangible assets [Abstract]
Other intangible assets, gross	1,967	1,967
Accumulated amortization	(709)	(617)
Propane [Member]
Goodwill [Abstract]
Goodwill	265,313	264,906
Accumulated adjustments	0	0
Goodwill, net	265,313	264,906		265,313
Goodwill acquired	407
Fuel Oil and Refined Fuels [Member]
Goodwill [Abstract]
Goodwill	10,900	10,900
Accumulated adjustments	(6,462)	(6,462)
Goodwill, net	4,438	4,438		4,438
Goodwill acquired	0
Natural Gas and Electricity [Member]
Goodwill [Abstract]
Goodwill	7,900	7,900
Accumulated adjustments	0	0
Goodwill, net	7,900	7,900		7,900
Goodwill acquired	$ 0